Related Parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Parties
Basic salary	€ 1,471	€ 683	€ 135
Short-term employee benefits	498	5
Other long-term benefits	80	3
Share-based compensation	2,957	183	1,066
Total	€ 5,006	€ 874	€ 1,201